Sponsorship Revenue and Associated Commitments (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 02, 2020	Oct. 31, 2018	Dec. 31, 2016	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Amended And Restated Sponsorship And Naming Rights Agreement Description	Newco entered into an Amended and Restated Sponsorship and Naming Rights Agreement (the “Amended Sponsorship Agreement”) among Newco, PFHOF and Johnson Controls, Inc. (“JCI”), that amended and restated the Sponsorship and Naming Rights Agreement, dated as of November 17, 2016 (the “Original Sponsorship Agreement”). Among other things, the Amended Sponsorship Agreement: (i) reduced the total amount of fees payable to Newco during the term of the Amended Sponsorship Agreement from $135 million to $99 million; (ii) restricted the activation proceeds from rolling over from year to year with a maximum amount of activation proceeds in one agreement year to be $750,000; and (iii) renamed the “Johnson Controls Hall of Fame Village” to “Hall of Fame Village powered by Johnson Controls”. This is a prospective change, which the Company reflected beginning in the third quarter of 2020.
Accounts receivable				$ 1,252,447		$ 1,252,447		$ 1,355,369
Cash				7,924,636	$ 911,089	7,924,636	$ 911,089	2,818,194
Johnson Controls, Inc [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net				1,133,708	1,250,944	3,608,402	3,712,041
Accounts receivable				0		0		84,164
Aultman Health Foundation [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net				45,345		135,049	134,556
Accounts receivable				160,164		160,164		165,115
Licensing agreement term			10 years
Cash			$ 2,500,000
Activation expenses			$ 700,000
First Data Merchant Services LLC [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net				37,449		111,533	111,126
Accounts receivable				20,692		20,692		0
Constellation NewEnergy, Inc [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net				295,591	$ 330,327	949,064	980,209
Accounts receivable				806,276		806,276		857,213
Turf Nation, Inc [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net				15,115		45,016	$ 44,852
Accounts receivable				$ 116,977		$ 116,977		$ 171,961
Sponsorship agreement Term		5 years
Minimum guaranteed fee		$ 50,000